Stock Options - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 29, 2012 Restricted Stock	Sep. 30, 2012 Restricted Stock	Jun. 30, 2012 Restricted Stock	Sep. 30, 2012 Restricted Stock	Dec. 31, 2011 Employee Stock Option	Dec. 31, 2011 Directors Option Plan	Dec. 31, 2012 Plans Scenario, Forecast	Jan. 31, 2012 2010 Equity Incentive Plan	Dec. 31, 2011 2010 Equity Incentive Plan	Dec. 31, 2011 2010 Equity Incentive Plan Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period												4 years	5 years
Options granted, term			5 years 3 months 15 days		5 years 6 months 15 days							10 years
Maximum number of shares the company is authorized to grant																2,642,526
Total estimated fair value of options granted					$ 879,000	$ 4,558,000	$ 1,100,000
Total estimated intrinsic value of options exercised					897,000	364,000	9,000
Annual increases in the number of shares available for issuance, description																The Company's 2010 Plan provides for annual increases in the number of shares available for issuance thereunder on the first day of each fiscal year equal to the least of (1) 2,000,000 shares of our common stock; (2) 4% of the shares of common stock outstanding at that time; and (3) such other amount as our Board of Directors may determine.
Additional shares that became available for future issuance															1,257,094		2,000,000
Stock options relating to compensation expense	342,000	417,000	1,136,000	1,416,000	1,806,000	794,000	511,000
Unrecognized compensation cost related to non-vested stock options granted	2,590,000		2,590,000
Non-vested stock options granted weighted average period			2 years 1 month 2 days
Compensation expense in connection to Company's plan														196,000
Unvested options	79,380		79,380
Restricted Stock Units (RSUs), to executive officers and employees								85,447
Restricted Stock Units Grant date fair value								$ 1.70
Compensation expense in connection to Company's RSUs									$ 36,000	$ 109,000	$ 145,000